GOODWILL AND INTANGIBLE ASSETS - Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 28, 2013
Goodwill [Line Items]
Goodwill, Written off Related to Sale of Business Unit	$ 33.6
Goodwill
Balance December 29, 2012		7,015.5
Addition from acquisitions		589.9
Foreign currency translation and other		(40.1)
Balance December 28, 2013		7,565.3
Construction and Do It Yourself
Goodwill
Balance December 29, 2012		2,921.4
Addition from acquisitions		55.7
Foreign currency translation and other		(25.9)
Balance December 28, 2013		2,951.2
Industrial Segment
Goodwill
Balance December 29, 2012		1,500.7
Addition from acquisitions		534.0
Foreign currency translation and other		(8.7)
Balance December 28, 2013		2,026.0
Securities Industry
Goodwill
Balance December 29, 2012		2,593.4
Addition from acquisitions		0.2
Foreign currency translation and other		(5.5)
Balance December 28, 2013		$ 2,588.1